Capital stock (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Disclosure of classes of share capital	Capital stock as of December 31, 2024, 2023 and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Fixed capital
Series A	5,000	$3,696	5,000	$3,696	5,000	$3,696
Variable capital
Series B	857,129,276	585,483,561	870,104,128	591,596,417	679,697,740	480,620,223

Total	857,134,276	$585,487,257	870,109,128	$591,600,113	679,702,740	$480,623,919

Disclosure of treasury shares
As of December 31, 2024, 2023 and 2022 total treasury shares are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Treasury shares (1)	18,937,036	5,721,638	10,077,405
Shares in Long-term incentive plan trust (2)	8,415,124	8,655,670	8,456,290

Total Treasury shares	27,352,160	14,377,308	18,533,695
(1)Treasury shares are not included in the total capital stock of the Entity; they represent the total stock outstanding under the repurchase program approved by the resolution of the general ordinary stockholders meeting on March 13, 2020.
(2)Shares in long-term incentive plan trust are not included in the total capital stock of the Entity. The trust was established in 2018 in accordance with the resolution of the general ordinary stockholders meeting on January 6, 2015, as the 20-20 Long Term Incentive Plan, this compensation plan was extended for the period December 31, 2022 to 2025, “Long Term Incentive Plan” by a resolution of the general ordinary stockholders meeting on March 13, 2020. The trust was created by the Entity as a vehicle to distribute shares to employees under the mentioned incentive plan (see Note 21) and it is consolidated by the Entity. The shares granted to the eligible executives and deposited in the trust accrue dividends for the employee any time the ordinary shareholders receive dividends and those dividends do not need to be returned to the Entity if the executive forfeits the granted shares.

Disclosure Of Fully Paid Ordinary Shares	Fully paid ordinary shares

	Number of shares	Amount	Additional paid-in capital

Balance as of January 1, 2022	684,252,628	$482,858,389	$466,230,183

Vested shares	4,161,111	2,014,895	5,800,994
Repurchase of shares	(8,710,999)	(4,249,365)	(11,353,943)

Balance as of December 31, 2022	679,702,740	480,623,919	460,677,234

Vested shares	4,156,388	2,204,586	8,048,945
Equity Issuance	186,250,000	108,771,608	466,218,277

Balance as of December 31, 2023	870,109,128	591,600,113	934,944,456

Vested shares	4,257,018	2,475,270	6,355,460
Repurchase of shares	(17,231,870)	(8,588,126)	(35,577,664)

Balance as of December 31, 2024	857,134,276	$585,487,257	$905,722,252

Disclosure of dividends
Retained earnings that may be subject to withholding of up to 10% on distributed dividends is as follows:

Period	Amount	Reinvested earnings	Distributed earnings (1)	Amount that may be subject to withholding	Amount not subject to withholding

Retained earnings through December 31, 2013	$204,265,028	204,265,028	204,265,028	$-	$-
2014	24,221,997	24,221,997	24,221,997	-	$-
2016	45,082,793	45,082,793	45,082,793	-	$-
2017	126,030,181	126,030,181	126,030,181	-	$-
2018	93,060,330	93,060,330	87,227,972	5,832,358	$-
2019	134,610,709	134,610,709	-	134,610,709	$-
2020	66,956,082	66,956,082	-	66,956,082	$-
2021	173,942,373	173,942,373	-	173,942,373	$-
2022	243,624,754	243,624,754	-	243,624,754	$-
2023	325,012,754	325,012,754	-	325,012,754	$-
2024	190,404,505	190,404,505	-	190,404,505	$-
(1)Dividend paid in 2019, were distributed form earnings generated in 2014 and 2016, which were reinvested until the days in which the dividends were paid. Dividend paid in December 31, 2020 were distributed from earnings generated in 2017. Dividends paid in December 31, 2021 and December 31, 2022 were distributed from earnings generated in 2013 and 2017. Dividends paid in 2023 were distributed from earnings generated in 2018.
Earnings per share
The amounts used to determine earnings per share are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$223,346,346	$316,637,512	$243,624,754
Weighted average number of ordinary shares outstanding	871,369,551	756,961,868	682,642,927
Basic Earnings per share	0.2563	0.4183	0.3569

Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$223,346,346	$316,637,512	$243,624,754
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan	883,292,759	768,845,264	694,253,758
Diluted earnings per share	0.2529	0.4118	0.3509